UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        August 14, 2009
     -------------------         ------------------        ---------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $466,102 (thousands)


List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 6/30/09                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :              Item 3:    Item 4:    Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

AMERICAN ORIENTAL BIOENGR IN        COM              028731107    1,844     348,496 SH   SOLE               348,496
BIONOVO INC                         COM              090643107      292     503,739 SH   SOLE               503,739
BORGWARNER INC                      COM              099724106    9,904     290,000 PUT  SOLE               290,000
CARDIUM THERAPEUTICS INC            COM              141916106    1,880   1,016,450 SH   SOLE             1,016,450
CHINACAST EDU CORP                  COM              16946T109      538      75,000 SH   SOLE                75,000
CITIGROUP INC                       COM              172967101   28,628   9,639,000 PUT  SOLE             9,639,000
CITIGROUP INC                       COM              172967101      743     250,000 SH   SOLE               250,000
DOMINION RES INC VA NEW             COM              25746U109    2,507      75,000 SH   SOLE                75,000
DUKE ENERGY CORP NEW                COM              26441C105      730      50,000 SH   SOLE                50,000
ENVIRONMENTAL PWR CORP              COM NEW          29406L201       18      34,285 SH   SOLE                34,285
EPIQ SYS INC                        COM              26882D109    4,323     281,071 SH   SOLE               281,071
FAIR ISAAC CORP                     COM              303250104   44,432   2,874,000 SH   SOLE             2,874,000
FOUNDATION COAL HLDGS INC           COM              35039W100    3,275     116,500 SH   SOLE               116,500
INFOSPACE INC                       COM NEW          45678T300   15,953   2,406,146 SH   SOLE             2,406,146
INOVIO BIOMEDICAL CORP              COM              45773H102      243     303,125 SH   SOLE               303,125
INTEGRYS ENERGY GROUP INC           COM              45822P105    1,500      50,000 SH   SOLE                50,000
JOHNSON CTLS INC                    COM              478366107   10,426     480,000 PUT  SOLE               480,000
MAXWELL TECHNOLOGIES INC            COM              577767106    3,077     222,519 SH   SOLE               222,519
NANOGEN INC                         COM              630075109        3      77,650 SH   SOLE                77,650
NEUROBIOLOGICAL TECH INC            COM NEW          64124W304       61      89,697 SH   SOLE                89,697
PG&E CORP                           COM              69331C108    4,228     110,000 SH   SOLE               110,000
PROGRESS ENERGY INC                 COM              743263105    1,892      50,000 SH   SOLE                50,000
PROSPECT MEDICAL HOLDINGS IN        CL A             743494106    1,125     300,000 SH   SOLE               300,000
PSIVIDA CORP                        COM              74440J101       45      25,261 SH   SOLE                25,261
SCHERING PLOUGH CORP                COM              806605101   42,493   1,691,600 SH   SOLE             1,691,600
SCHERING PLOUGH CORP                PFD CONV MAN07   806605705    6,311      27,839 SH   SOLE                27,839
SOUTHERN CO                         COM              842587107    5,453     175,000 SH   SOLE               175,000
SOUTHERN UN CO NEW                  COM              844030106  174,782   9,504,206 SH   SOLE             9,504,206
SPDR TR                             UNIT SER 1       78462F103    4,257      46,300 SH   SOLE                46,300
SUN MICROSYSTEMS INC                COM NEW          866810203   57,312   6,216,000 SH   SOLE             6,216,000
WCI CMNTYS INC                      COM              92923C104      153   4,093,114 SH   SOLE             4,093,114
WISCONSIN ENERGY CORP               COM              976657106    5,089     125,000 SH   SOLE               125,000
WYETH                               COM              983024100   30,638     675,000 SH   SOLE               675,000
XCEL ENERGY INC                     COM              98389B100    1,841     100,000 SH   SOLE               100,000
ZIX CORP                            COM              98974P100      106      70,670 SH   SOLE                70,670


                                               Value Total    $466,102

                                               Entry Total:         35
